NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

Note 10. NOTES PAYABLE

Vehicles Notes Payable

On January 10, 2025, the Company entered into a second Finance Agreement to purchase a 2024 Toyota Corolla for $33,517 with a maturity date of January 18, 2031. The loan bears fixed interest at a rate of 11.65% per annum, with monthly payments of $651, which is comprised of principal and interest. This loan is collateralized by the underlying vehicle. The balance of this loan as of March 31, 2025, was $32,882. The current portion of the balance of this loan as of March 31, 2025 was $4,247.

On March 18, 2024, the Company entered into a Finance Agreement to purchase a 2024 Toyota Corolla for $33,620 with a maturity date of February 18, 2030. The loan bears fixed interest at a rate of 5.99% per annum, with monthly payments of $467, which is comprised of principal and interest. This loan is collateralized by the underlying vehicle. The balance of this loan as of March 31, 2025, and December 31, 2024, was $23,815 and $24,849, respectively. The current portion of the balance of this loan as of March 31, 2025, and December 31, 2024, was $4,294 and $5,603, respectively.

Directors and Officers Insurance Policy – 2024

In September 2024, the Company obtained short-term financing of approximately $260,000 with 11 monthly payments of approximately $24,000 and interest at a 6.7% fixed annual rate for director and officer insurance policies The current portion of the balance of this loan as of March 31, 2025, and December 31, 2024, was $96,225 and $167,000, respectively.

Note 10. NOTES PAYABLE

Toyota Corolla - 2024

On March 18, 2024, the Company entered into a finance agreement to purchase a 2024 Toyota Corolla for $33,620 with a maturity date of February 18, 2030. The loan bears fixed interest at a rate of 5.99% per annum, with monthly payments of $467, which is comprised of principal and interest. This loan is collateralized by the underlying vehicle. The balance of this loan as of December 31, 2024, and 2023 was $24,849 and $0, respectively. The current portion of the balance of this loan as of December 31, 2024, and 2023 was $5,603 and $0, respectively.

Directors and Officers Insurance Policy – 2024

In September 2024, the Company obtained short-term financing of approximately $0.26 million with 11 monthly payments of approximately $24,000 and interest at a 6.7% fixed annual rate for director and officer insurance policies. The current portion of the balance of this loan as of December 31, 2024, and December 31, 2023, was $167,000 and $0, respectively.